Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Summary of Financial Information for Discontinued Operations

Summarized financial information for our discontinued operations is as follows:

	2013	2014	2015
Net sales	902,933	53,236	—

Income (loss) before income tax	11,219	(20,029)	(630)
Income tax expense	(16,181)	(143)	—

Loss from discontinued operations, net of income tax	(4,962)	(20,172)	(630)

Prepaid expense and other receivables		138	106
Property, plant and equipment, net		492	—

Total assets		630	106

Accrued expenses and other payables		173	160

Total liabilities		173	160

Net assets (liabilities) of discontinued operations		457	(54)